DEBENTURES - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DEBENTURES
Debentures	R$ 47,928	R$ 165,423
Debentures
DEBENTURES
Nominal annual interest rate (as a percent)	9.93%	14.00%
Year Three
DEBENTURES
Debentures	R$ 5,761
Year Four
DEBENTURES
Debentures	21,377	R$ 17,267
Year Five
DEBENTURES
Debentures	14,557	44,292
Year Six
DEBENTURES
Debentures		57,191
After year 5
DEBENTURES
Debentures	R$ 6,233
After Year Six
DEBENTURES
Debentures		R$ 46,673